DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Net Gains or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges
Hedge ineffectiveness	£ (31)	£ 22	£ 19
Fair value hedges
Disclosure of detailed information about hedges
(Losses)/Gains on hedging instruments	(551)	193	(1,879)
Gains/(Losses) on hedged items attributable to hedged risks	523	(168)	1,896
Fair value and cash flow hedging ineffectiveness	(28)	25	17
Cash flow hedges
Disclosure of detailed information about hedges
(Losses)/Gains on hedging instruments	194	(460)	(167)
Gains/(Losses) on hedged items attributable to hedged risks	(197)	457
Fair value and cash flow hedging ineffectiveness	(3)	(3)	2
Fair value and cash flow hedges
Disclosure of detailed information about hedges
Hedge ineffectiveness	£ (31)	£ 22	£ 19